Settlement with a Minority Shareholder of Tyrnovo	12 Months Ended
Dec. 31, 2017
Settlement With A Minority Shareholder Of Tyrnovo [Abstract]
Settlement with a minority shareholder of TyrNovo

Note 12 – Settlement with a minority shareholder of TyrNovo

On February 9, 2017, subsequent to the acquisition of TyrNovo (see Note 4), the Company, TyrNovo and Taoz - Company for Management and Holdings of Companies Ltd. (“Taoz”), a shareholder owning approximately 4% of TyrNovo, entered into a settlement arrangement in response to a motion filed by Taoz on January 19, 2017.

Pursuant to the settlement arrangement, the parties agreed, among other matters, as follows:

Taoz is entitled to be issued an additional 77 ordinary shares of TyrNovo, representing 0.5% of the issued and outstanding share capital of TyrNovo immediately following this issuance. The shares were issued in February 2017 and were measured at a fair value of USD 29 thousand.

Taoz has the right during a defined period to invest an additional USD 1,750,000 (the “Deferred Investment”) by way of convertible loans, with conversion terms defined under various circumstances, including the possibility of conversion at a price per share reflecting a 30% discount off the price per share paid in a subsequent financing round, and the possibility of conversion at a price per TyrNovo share reflecting a TyrNovo company valuation of USD 13,500,000.

In the event that a defined Milestone is achieved, and Taoz did not invest the Deferred Investment, then the Company has the right to acquire all of Taoz’s holdings in TyrNovo at a price per share of USD 476.48.

The Company provided to Taoz a put option to sell to the Company up to 50% of the TyrNovo shares issued to Taoz, exercisable during a period of 90 days from the publication by TyrNovo of the results of Phase I clinical trials, for a price per TyrNovo share equal to US$1,600, either in ordinary shares of the Company or, at the Company’ sole discretion, in cash; upon the expiration of the 90 day exercise period, the put option, if not exercised by Taoz, shall expire and no longer be valid.

The rights granted to Taoz by the Company were valued at the date of agreement at USD 1,000 thousand and were charged to Other Expenses in these financial statements. The value of these rights as of December 31, 2017 was estimated at USD 1,030 thousand. The net change in value of this liability in the amount of USD 30 thousand was charged to Finance Expenses in the financial statements.

Included in other expenses is also USD 29 thousand value of shares issued to Taoz, see notes above.

Regarding Valuation techniques and significant unobservable inputs, see note 20B.